Risk Management Activities - Market Risk - Commodity Price - Oil - Additional Information (Detail) l in Millions, $ in Millions, $ in Millions	1 Months Ended			2 Months Ended	12 Months Ended
	Jun. 30, 2019 T ppm l bbl	Jun. 30, 2017 ppm l bbl	May 31, 2017 T ppm l bbl	Jun. 30, 2017 ppm l bbl	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($)
Australia [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member]
Disclosure of Financial Risk Management [line items]
Marked-to-market value of the hedge					$ (5.1)		$ 1.0		$ (6.6)	$ 1.4
Total realized gain/(loss)					(3.4)	$ (4.9)	3.1	$ 4.5
Australia [member] | Commodity price risk [member] | Cash settled swap transaction contracts [member]
Disclosure of Financial Risk Management [line items]
Unrealized Gain (loss) on hedge ineffectiveness					(5.5)	(8.0)	(0.8)	(1.1)
Australia [member] | Commodity price risk [member] | Fair value hedges [member]
Disclosure of Financial Risk Management [line items]
Marked-to-market value of the hedge					27.3		78.3		$ 35.5	$ (111.5)
Total realized gain/(loss)					(201.4)	(292.2)	(113.4)	(163.0)
Unrealized Gain (loss) on hedge ineffectiveness					71.8	$ 104.0	(65.4)	$ (93.4)
Australia [member] | Commodity price risk [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member]
Disclosure of Financial Risk Management [line items]
Risk hedging number | ppm	10	10	10	10
Volume of diesel hedged | l	75.0			77.5
Average swap price	74.0	61.2	61.2
Benchmark price per barrel at time transaction		49.9		49.9
Australia [member] | Commodity price risk [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member] | Brent crude [member]
Disclosure of Financial Risk Management [line items]
Benchmark price per barrel at time transaction	57.4	49.9		49.9
Ghana [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member]
Disclosure of Financial Risk Management [line items]
Marked-to-market value of the hedge | $					(10.0)		0.1
Total realized gain/(loss) | $					(6.8)		5.4
Ghana [member] | Commodity price risk [member] | Cash settled swap transaction contracts [member]
Disclosure of Financial Risk Management [line items]
Average swap price | T	575		457.2
Unrealized Gain (loss) on hedge ineffectiveness | $					(10.1)		(2.9)
Ghana [member] | Commodity price risk [member] | Fair value hedges [member]
Disclosure of Financial Risk Management [line items]
Marked-to-market value of the hedge | $					0.0		(36.4)
Total realized gain/(loss) | $					$ (114.5)		$ 2.3
Ghana [member] | Commodity price risk [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member]
Disclosure of Financial Risk Management [line items]
Volume of diesel hedged | l	123.2	125.8	125.8
Average swap price	75.8	61.4
Benchmark price per barrel at time transaction		49.8		49.8
Ghana [member] | Commodity price risk [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member] | Brent crude [member]
Disclosure of Financial Risk Management [line items]
Benchmark price per barrel at time transaction	59.2	49.8		49.8